CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	Total	Common Shares	Additional paid-in capital	Accumulated income (deficit)	Accumulated other comprehensive income (loss)
Balances at Nov. 30, 2009	$ 219,238	$ 295	$ 370,925	$ (155,580)	$ 3,598
Balances (in shares) at Nov. 30, 2009		29,461
Increase (Decrease) in Stockholders' Equity
Issuance of common shares	2,113	8	2,105
Issuance of common shares (in shares)		815
Non-cash equity compensation	9,654		9,654
Components of comprehensive income, net of tax:
Net income	139,428			139,428
Unrealized gain (loss) on forward foreign currency contracts net of reclassification adjustment:					(3,102)
Total comprehensive income	136,326
Balances at Nov. 30, 2010	367,331	303	382,684	(16,152)	496
Balances (in shares) at Nov. 30, 2010		30,276
Increase (Decrease) in Stockholders' Equity
Issuance of common shares	3,344	9	3,335
Issuance of common shares (in shares)		894
Repurchase of common shares	(32,290)	(36)	(32,254)
Repurchase of common shares (in shares)	(3,602)	(3,602)
Non-cash equity compensation	7,127		7,127
Tax on equity compensation	178		178
Components of comprehensive income, net of tax:
Net income	28,297			28,297
Unrealized gain (loss) on forward foreign currency contracts net of reclassification adjustment:					(1,833)
Total comprehensive income	26,464
Dividends to shareholders	(2,980)			(2,980)
Balances at Nov. 30, 2011	369,174	276	361,070	9,165	(1,337)
Balances (in shares) at Nov. 30, 2011	27,568	27,568
Increase (Decrease) in Stockholders' Equity
Issuance of common shares	661	6	655
Issuance of common shares (in shares)		655
Repurchase of common shares	(13,600)	(12)	(13,588)
Repurchase of common shares (in shares)	(1,199)	(1,199)
Non-cash equity compensation	6,602		6,602
Tax on equity compensation	(146)		(146)
Components of comprehensive income, net of tax:
Net income	17,660			17,660
Unrealized gain (loss) on forward foreign currency contracts net of reclassification adjustment:					2,200
Total comprehensive income	19,860
Dividends to shareholders	(8,017)			(8,017)
Balances at Nov. 30, 2012	$ 374,534	$ 270	$ 354,593	$ 18,808	$ 863
Balances (in shares) at Nov. 30, 2012	27,024	27,024